Leases	6 Months Ended
Mar. 31, 2023
Leases
Leases

Note 11 — Leases

The Company rent its factories in Lishui City Zhejiang Province from a related party, Zhejiang Tantech Bamboo Technology Co., Ltd., for processing dried edible fungi and a floor in an office building in Hangzhou from third parties.

As of March 31, 2023 and September 30, 2022, the remaining average lease term was an average of 7.5 years and 8.2 years, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on actual incremental borrowing interest rates from financial institutions in order to discount lease payments to present value. The weighted average discount rate of the Company’s operating leases was 10.1% per annum and 10.0% per annum, as of March 31, 2023 and September 30, 2022, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	As of	As of
	March 31,	September 30,
	2023	2022
Right-of-use assets under operating leases	$579,901	$534,351

Operating lease liabilities, current	70,621	46,543
Operating lease liabilities, non-current	523,988	517,156
Total operating lease liabilities	$594,609	$563,699

As of
March 31,
2023
For the remaining months of fiscal 2023	$64,221
Fiscal 2024	125,243
Fiscal 2025	105,149
Fiscal 2026	105,149
Fiscal 2027	105,149
Thereafter	351,807
Total Future minimum lease payments	856,718
Less: Imputed interest	(262,109)
Total	$594,609